Trade Accounts Receivables, Net	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
TRADE ACCOUNTS RECEIVABLES, NET
10	TRADE ACCOUNTS RECEIVABLES, NET

As of December 31, this account comprises:

	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Trade Receivables, net (a)	753,693	773,575	254,587	269,427	499,106	504,148
Unbilled receivables - Subsidiaries (b)	356,338	209,258	321,591	209,258	34,747	-
Unbilled receivables - Concessions (c)	266,776	290,753	111,336	111,595	155,440	179,158
	1,376,807	1,273,586	687,514	590,280	689,293	683,306

The fair value of current accounts receivable it is similar to its book value since its average collection period is less than 60 days. These accounts receivable do not accrue interest and do not have specific guarantees.

As of December 31, trade accounts receivable corresponds to:

	2020	2021
Tren Urbano de Lima S.A.	743,816	773,657
Cumbra Peru S.A.	378,784	323,455
Unna Energia S.A.	37,614	67,662
Cumbra Ingenieria S.A.	43,165	43,695
Red Vial 5 S.A.	15,572	22,458
Unna Transporte S.A.C.	9,458	14,439
Carretera Andina del Sur S.A.C.	10,631	12,686
Viva Negocio Inmobiliario S.A.	40,224	9,958
Carretera Sierra Piura S.A.C.	5,093	4,489
Concesionaria La Chira S.A.	565	1,003
Adexus S.A.	91,669	-
Others	216	84
	1,376,807	1,273,586

The maximum exposure to credit risk at the reporting date is the carrying amount of accounts receivable and work in progress, net (Note 11).

a)	The detail of the age of the commercial receivables net of impairment corresponds as follows:

	2020	2021
Current	718,220	683,921
Past due up to 30 days	5,737	41,222
Past due from 31 days up to 90 days	6,801	11,668
Past due from 91 days up to 120 days	2,279	15,814
Past due from 121 days up to 360 days	4,185	7,070
Past due over 360 days	16,471	13,880
	753,693	773,575

b)	The unbilled receivables of subsidiaries in the Engineering and Construction segment are documents related to the estimates of the degree of progress for services rendered that were not billed, and services pending billing for the other subsidiaries, as follows:

	2020	2021
Cumbra Peru S.A.	258,852	170,063
Cumbra Ingenieria S.A.	25,823	24,177
Unna Transporte S.A.C.	6,298	10,291
Unna Energia S.A.	1,512	4,718
Adexus S.A.	63,853	-
Others	-	9
	356,338	209,258

Below are the unbilled receivables of subsidiaries grouped by the main projects:

	2020	2021
Infrastructure
Operation and maintenance of roads	4,167	9,192
Others	2,131	1,099
	6,298	10,291

Energy	1,512	4,718

Engineering and Construction
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco	84,014	50,148
Cumbra Peru S.A. - Talara Refinery	28,956	43,677
Vial y Vives - DSD S.A. - Engineering and Construction Works	43,159	40,714
Cumbra Peru S.A. - Gasoducto Piura Project	-	13,220
Cumbra Peru S.A. - Works and Consortiums	6,576	12,080
Morelco S.A.S. - Engineering and Construction Works	16,066	5,751
Cumbra Ingenieria S.A. - Mina Gold Fields La Cima S.A. Project	15,055	3,872
Cumbra Ingenieria S.A. - Mina Justa Project	1,743	446
Cumbra Peru S.A. - Civil Works, Assembly and Electromechanics - Acero Arequipa	1,357	-
Others	87,749	24,332
	284,675	194,240

Parent Company Operation	63,853	9
	356,338	209,258

c)	The unbilled receivables of Concessions corresponds to future collections for public services granted according to the financial model (Note 2.5), as follows:

	2020	2021
Tren Urbano de Lima S.A.	235,763	256,526
Carretera Andina del Sur S.A.C.	10,611	12,667
Red Vial 5 S.A.	15,436	16,451
Carretera Sierra Piura S.A.C.	4,401	4,489
Concesionaria La Chira S.A.	565	620
	266,776	290,753

The long-term unbilled receivables from Tren Urbano de Lima S.A. to the Peruvian State, which is measured at its cost amortized, accrued interest at a rate of 7.7% rate used in a financial instrument of similar characteristics (similar term, currency and counterparty risk).

The fair value and carrying amount for this concept are detailed below:

	Carrying amount		Fair value
	2020	2021	2020	2021
Tren Urbano de Lima S.A.	590,092	605,775	783,643	624,137

d)	The movement of impairment in trade accounts receivable is as follows:

	2019	2020	2021
Balance at January, 1	(7,633)	(8,422)	(56,630)
Impairment, net (Note 26.iii)	(955)	(19,772)	(1,061)
Impairment, net (Note 28.b)	-	(33,874)	84
Write-off (*)	12	5,653	8,340
Exchange difference	37	(212)	(336)
Translation adjustments	117	(3)	(1)
Balance at December, 31	(8,422)	(56,630)	(49,604)

(*) In 2021, corresponds mainly to the write-offs generated in Cumbra Peru for S/4.2 million, Tren Urbano de Lima S.A. for S/3.5 million, and others for S/0.6 million (in 2020, Cumbra Peru for S/5.7 million).